Collateral Financing Arrangements Collateral Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2014
Secured Debt [Abstract]
CFA Associated with Closed Block
Information related to the collateral financing arrangement associated with the closed block was as follows at:

	December 31,
	2014	2013
	(In millions)
Surplus notes outstanding (1)	$1,399	$1,399
Receivable from unaffiliated financial institution (1)	$182	$182
Pledged collateral (2)	$53	$23
Assets held in trust (2)	$1,214	$1,662
______________

(1)	Carrying value.

(2)	Estimated fair value.

CFA Associated with Secondary Guarantees
Information related to the collateral financing arrangements associated with secondary guarantees was as follows at:

	December 31,
	2014	2013
	(In millions)
Liability outstanding (1)	$2,797	$2,797
Assets held in trust (2)	$3,471	$3,440
______________

(1)	Carrying value.

(2)	Estimated fair value.